AB Active ETFs, Inc.

AB US High Dividend ETF

Portfolio of Investments

August 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Information Technology – 26.1%
Communications Equipment – 1.4%
Cisco Systems, Inc.	1,682	$96,463

IT Services – 1.2%
International Business Machines Corp.	529	77,673

Semiconductors & Semiconductor Equipment – 7.9%
Applied Materials, Inc.	526	80,352
Broadcom, Inc.	136	125,513
NVIDIA Corp.	348	171,755
QUALCOMM, Inc.	681	77,995
Texas Instruments, Inc.	482	81,005

		536,620

Software – 8.0%
Adobe, Inc.(a)	47	26,289
Dolby Laboratories, Inc. - Class A	80	6,758
Microsoft Corp.	1,311	429,693
ServiceNow, Inc.(a)	132	77,725

		540,465

Technology Hardware, Storage & Peripherals – 7.6%
Apple, Inc.	2,750	516,643

		1,767,864

Financials – 15.7%
Banks – 2.7%
Citigroup, Inc.	1,552	64,082
JPMorgan Chase & Co.	162	23,705
KeyCorp	4,986	56,491
New York Community Bancorp, Inc.	1,099	13,496
Truist Financial Corp.	685	20,927

		178,701

Capital Markets – 2.5%
Janus Henderson Group PLC	2,004	55,050
Lazard Ltd. - Class A	1,621	56,313
T. Rowe Price Group, Inc.	513	57,574

		168,937

Consumer Finance – 0.8%
OneMain Holdings, Inc.	1,331	55,250

Financial Services – 5.2%
Berkshire Hathaway, Inc. - Class B(a)	167	60,153
Corebridge Financial, Inc.	2,953	52,652
Mastercard, Inc. - Class A	17	7,015
MGIC Investment Corp.	3,080	54,146
TFS Financial Corp.	3,834	52,181
UWM Holdings Corp.	9,424	56,167
Visa, Inc. - Class A	67	16,461
Western Union Co. (The)	4,410	54,464

		353,239

Company	Shares	U.S. $ Value

Insurance – 2.5%
Assured Guaranty Ltd.	464	$27,302
Axis Capital Holdings Ltd.	401	21,999
Old Republic International Corp.	1,967	53,797
Prudential Financial, Inc.	137	12,970
Unum Group	1,063	52,289

		168,357

Mortgage Real Estate Investment Trusts (REITs) – 2.0%
AGNC Investment Corp.	5,390	53,415
Annaly Capital Management, Inc.	1,341	27,182
Rithm Capital Corp.	5,422	55,901

		136,498

		1,060,982

Health Care – 11.4%
Biotechnology – 2.5%
AbbVie, Inc.	494	72,598
Amgen, Inc.	193	49,474
Gilead Sciences, Inc.	562	42,982

		165,054

Health Care Equipment & Supplies – 1.1%
Medtronic PLC	884	72,046

Health Care Providers & Services – 0.6%
Cardinal Health, Inc.	169	14,759
UnitedHealth Group, Inc.	58	27,641

		42,400

Pharmaceuticals – 7.2%
Bristol-Myers Squibb Co.	1,233	76,014
Eli Lilly & Co.	236	130,791
Johnson & Johnson	780	126,110
Merck & Co., Inc.	121	13,187
Organon & Co.	2,482	54,505
Pfizer, Inc.	2,475	87,566

		488,173

		767,673

Consumer Discretionary – 10.2%
Automobiles – 1.9%
Ford Motor Co.	5,176	62,785
Tesla, Inc.(a)	262	67,617

		130,402

Broadline Retail – 3.1%
Amazon.com, Inc.(a)	1,325	182,863
Kohl’s Corp.	954	25,415

		208,278

Hotels, Restaurants & Leisure – 1.1%
Booking Holdings, Inc.(a)	23	71,416

Household Durables – 0.7%
Leggett & Platt, Inc.	1,692	47,714

Company	Shares	U.S. $ Value

Specialty Retail – 2.8%
Best Buy Co., Inc.	745	$56,955
Gap, Inc. (The)	5,516	63,875
Home Depot, Inc. (The)	168	55,491
Williams-Sonoma, Inc.	114	16,097

		192,418

Textiles, Apparel & Luxury Goods – 0.6%
Tapestry, Inc.	1,258	41,916

		692,144

Communication Services – 6.9%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	5,056	74,778
Verizon Communications, Inc.	2,325	81,329

		156,107

Interactive Media & Services – 4.6%
Alphabet, Inc. - Class A(a)	1,063	144,749
Alphabet, Inc. - Class C(a)	619	85,019
Meta Platforms, Inc. - Class A(a)	263	77,819

		307,587

		463,694

Industrials – 6.0%
Building Products – 0.8%
Owens Corning	382	54,974

Industrial Conglomerates – 1.0%
3M Co.	620	66,135

Machinery – 1.8%
Caterpillar, Inc.	281	78,998
Snap-on, Inc.	172	46,199

		125,197

Professional Services – 1.6%
ManpowerGroup, Inc.	689	54,341
Robert Half, Inc.	732	54,139

		108,480

Trading Companies & Distributors – 0.8%
MSC Industrial Direct Co., Inc. - Class A	518	52,867

		407,653

Real Estate – 6.0%
Health Care REITs – 1.4%
Medical Properties Trust, Inc.	5,388	38,901
Omega Healthcare Investors, Inc.	1,694	53,903

		92,804

Office REITs – 1.2%
Cousins Properties, Inc.	1,156	27,166
Highwoods Properties, Inc.	1,127	26,856
Kilroy Realty Corp.	865	31,962

		85,984

Company	Shares	U.S. $ Value

Retail REITs – 1.6%
Simon Property Group, Inc.	485	$55,043
Spirit Realty Capital, Inc.	1,359	52,471

		107,514

Specialized REITs – 1.8%
EPR Properties	620	27,764
Gaming and Leisure Properties, Inc.	594	28,155
Public Storage	150	41,457
VICI Properties, Inc.	736	22,698

		120,074

		406,376

Utilities – 5.1%
Electric Utilities – 1.0%
OGE Energy Corp.	418	14,233
Pinnacle West Capital Corp.	686	53,007

		67,240

Gas Utilities – 0.8%
National Fuel Gas Co.	988	53,095

Independent Power and Renewable Electricity Producers – 1.6%
Clearway Energy, Inc. - Class A	2,228	52,225
Vistra Corp.	1,755	55,142

		107,367

Multi-Utilities – 1.7%
Consolidated Edison, Inc.	644	57,290
Public Service Enterprise Group, Inc.	973	59,431

		116,721

		344,423

Consumer Staples – 4.9%
Beverages – 0.8%
PepsiCo, Inc.	332	59,069

Household Products – 1.9%
Clorox Co. (The)	349	54,601
Kimberly-Clark Corp.	479	61,710
Procter & Gamble Co. (The)	77	11,884

		128,195

Tobacco – 2.2%
Altria Group, Inc.	1,534	67,833
Philip Morris International, Inc.	828	79,538

		147,371

		334,635

Energy – 4.3%
Oil, Gas & Consumable Fuels – 4.3%
Antero Midstream Corp.	4,450	53,934

Company	Shares	U.S. $ Value

Chevron Corp.	458	$73,784
DTE Midstream LLC(a)	430	22,485
Exxon Mobil Corp.	227	25,240
Kinder Morgan, Inc.	3,419	58,875
Phillips 66	469	53,541

		287,859

Materials – 2.9%
Chemicals – 0.9%
LyondellBasell Industries NV - Class A	598	59,064

Containers & Packaging – 1.2%
Ardagh Metal Packaging SA	7,708	27,672
International Paper Co.	1,614	56,361

		84,033

Metals & Mining – 0.8%
Southern Copper Corp.	657	52,994

		196,091

Total Common Stocks (cost $6,173,209)		6,729,394

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(b) (c) (d) (cost $19,772)	19,772	19,772

Total Investments – 99.8% (cost $6,192,981)(e)		6,749,166
Other assets less liabilities – 0.2%		14,274

Net Assets – 100.0%		$6,763,440

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $641,709 and gross unrealized depreciation of investments was $(85,524), resulting in net unrealized appreciation of $556,185.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB US High Dividend ETF

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$6,729,394	$—	$—	$6,729,394
Short-Term Investments	19,772	—	—	19,772

Total Investments in Securities	6,749,166	—	—	6,749,166
Other Financial Instruments(b)	—	—	—	—

Total	$6,749,166	$—	$—	$6,749,166

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$104	$84	$20	$0	**

**	Amount less than $500.